other income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
other income
Government assistance	$ 5	$ 13
Other sublease revenue	8	5
Gain on contributions of real estate to joint ventures	110	35
Investment income (loss), gain (loss) on disposal of assets and other	24	(16)
Interest income	6	6
Changes in provisions related to business combinations	94	68
Total	247	111
Gain arising from the cessation of leases	30
Quebec employment positions tax credit	$ 5	$ 3